Class A and Class F Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Summary of Stockholders' Equity Note, Warrants or Rights
As of December 31, 2020, the Company had the following vendor warrants outstanding to purchase shares of Class A common stock (in thousands, except for share and per share amounts):

Shares	Exercise Price	Issued	Expiration	Fair Value at Issuance

843,082	$1.75	September 23, 2019	September 23, 2026	$1,160